Note 9 - Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2016	2017	2016	2017
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc. —basic and diluted	(3,087)	(15,534)	(8,475)	(76,271)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	15,958,736	22,844,962	15,820,086	20,438,251

Net loss per share —basic and diluted	(0.19)	(0.68)	(0.54)	(3.73)